Subsequent Events - Additional information (Detail) - ARS ($) $ in Thousands	Feb. 12, 2021	Jan. 06, 2021
Subsequent Event [member]
Disclosure of non-adjusting events after reporting period [line items]
Description of treasury stock acquired maximum usage period	90 days
Acquisition of treasury stock	$ 114,832
Treasury stock shares acquired	673,900
Top of range [member] | Subsequent Event [member]
Disclosure of non-adjusting events after reporting period [line items]
Acquisition of treasury stock	$ 750,000
Maximum amount of investment	$ 750,000
Top of range [member] | Subsequent Event [member] | Capital Stock [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of investment in treasury stock for the lowest amount resulting from the acquisition	10.00%
Top of range [member] | Subsequent Event [member] | Capital Stock [member] | Article 64 [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of maximum limit of treasury stock which entity is required to absorb	10.00%
Major business combination [member] | InterCement Trading e Inversiones S.A. [member]
Disclosure of non-adjusting events after reporting period [line items]
Transfer of ownership interest, Percent		51.0437%